RELATED PARTIES - Disclosure of compensation for key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 5,465	$ 4,986
Post-employment benefits	880	922
Share-based compensation expense	7,543	4,761
Key management personnel compensation	$ 13,888	$ 10,669